Cash and Cash Equivalents: (Details Text) $ in Millions	May 22, 2018 USD ($)
Cash And Cash Equivalents Details Text [Abstract]
Total funds transferred to bank account	$ 142.1
Total funds remaining in the Trust account	45.4
Monthly payments pursuant to the settlement agreement unpaid	$ 177.0